Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 36,502
Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,000
Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.664%	0.664%	0.664%
Telefónica Emisiones, S.A.U. | SHELF Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,250	$ 1,250
Telefónica Emisiones, S.A.U. | SHELF Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.201%	1.201%	1.201%
Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 750
Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.807%	1.807%	1.807%
Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 500
Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.864%	1.864%	1.864%
Colombia Telecomunicaciones, S.A, ESP | Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 408		$ 500
Colombia Telecomunicaciones, S.A, ESP | Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.95%	4.95%	4.95%